Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	NEW WORLD FUND, INC.
Entity Central Index Key	0001073330
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 15, 2021
Document Effective Date	Jan. 01, 2022
Prospectus Date	Jan. 01, 2022
NEW WORLD FUND INC | Class A
Prospectus:
Trading Symbol	NEWFX
NEW WORLD FUND INC | Class R-1
Prospectus:
Trading Symbol	RNWAX
NEW WORLD FUND INC | Class R-2
Prospectus:
Trading Symbol	RNWBX
NEW WORLD FUND INC | Class R-3
Prospectus:
Trading Symbol	RNWCX
NEW WORLD FUND INC | Class R-4
Prospectus:
Trading Symbol	RNWEX
NEW WORLD FUND INC | Class R-5
Prospectus:
Trading Symbol	RNWFX
NEW WORLD FUND INC | Class C
Prospectus:
Trading Symbol	NEWCX
NEW WORLD FUND INC | Class F-1
Prospectus:
Trading Symbol	NWFFX
NEW WORLD FUND INC | Class 529-A
Prospectus:
Trading Symbol	CNWAX
NEW WORLD FUND INC | Class 529-C
Prospectus:
Trading Symbol	CNWCX
NEW WORLD FUND INC | Class 529-E
Prospectus:
Trading Symbol	CNWEX
NEW WORLD FUND INC | Class 529-F-1
Prospectus:
Trading Symbol	CNWFX
NEW WORLD FUND INC | Class F-2
Prospectus:
Trading Symbol	NFFFX
NEW WORLD FUND INC | Class R-6
Prospectus:
Trading Symbol	RNWGX
NEW WORLD FUND INC | Class R-2E
Prospectus:
Trading Symbol	RNEBX
NEW WORLD FUND INC | Class R-5E
Prospectus:
Trading Symbol	RNWHX
NEW WORLD FUND INC | Class F-3
Prospectus:
Trading Symbol	FNWFX
NEW WORLD FUND INC | Class 529-T
Prospectus:
Trading Symbol	TWNFX
NEW WORLD FUND INC | Class T
Prospectus:
Trading Symbol	TNWFX
NEW WORLD FUND INC | Class 529-F-2
Prospectus:
Trading Symbol	FNFWX
NEW WORLD FUND INC | Class 529-F-3
Prospectus:
Trading Symbol	FWWNX